Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2021
Financial risk management and fair values
Schedule of Contractual maturities of financial liabilities

The following are the contractual maturities of financial liabilities, which are based on contractual undiscounted cash flows and the earliest date the Group can be required to pay:

	June 30, 2020
	Carrying	Contractual	1 year or			More than
Non-derivative financial instruments	amount	Cash flow	less	1-2 years	2-5 years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Trade and other payables due to third parties	272,012	272,012	272,012	—	—	—
Other payables due to related parties	156,709	156,709	156,709	—	—	—
Lease liabilities (Note 13(d))	20,502	27,356	2,687	3,442	7,999	13,228

	June 30, 2021
	Carrying	Contractual	1 year or			more than
Non-derivative financial instruments	amount	cash flow	less	1-2 years	2-5 years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Trade and other payables due to third parties	376,747	376,747	376,747	—	—	—
Other payables due to related parties	134,982	134,982	134,982	—	—	—
Lease liabilities (Note 13(d))	35,754	44,563	6,801	6,544	13,786	17,432